American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
May 31, 2025

Avantis Core Fixed Income Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 61.3%
Aerospace and Defense — 0.7%
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	294,841
RTX Corp., 5.15%, 2/27/33	250,000	251,791
		546,632
Automobiles — 1.5%
American Honda Finance Corp., 5.05%, 7/10/31	350,000	352,135
Toyota Motor Credit Corp., 4.60%, 10/10/31	350,000	347,000
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	247,455
Volkswagen Group of America Finance LLC, 5.65%, 3/25/32(1)	200,000	200,464
		1,147,054
Banks — 3.9%
African Development Bank, 0.875%, 3/23/26	100,000	97,351
African Development Bank, 3.50%, 9/18/29	100,000	98,065
Asian Development Bank, 2.00%, 4/24/26	200,000	196,188
Asian Development Bank, 2.375%, 8/10/27	16,000	15,495
Asian Development Bank, 3.625%, 8/28/29	100,000	98,703
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	102,053
Bank of Montreal, 5.51%, 6/4/31	150,000	155,110
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	202,217
Citibank NA, 5.57%, 4/30/34	300,000	307,289
Cooperatieve Rabobank UA, 5.50%, 7/18/25	250,000	250,321
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	100,471
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	102,016
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	100,514
European Investment Bank, 2.75%, 8/15/25	100,000	99,646
European Investment Bank, 4.50%, 10/16/28	100,000	101,871
Inter-American Development Bank, 0.625%, 7/15/25	150,000	149,333
Inter-American Development Bank, 3.125%, 9/18/28	50,000	48,754
Inter-American Development Bank, 1.125%, 1/13/31	150,000	127,977
International Bank for Reconstruction & Development, 0.375%, 7/28/25	100,000	99,381
International Bank for Reconstruction & Development, 4.00%, 1/10/31	156,000	155,361
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,541
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	100,000	98,800
Toronto-Dominion Bank, 4.46%, 6/8/32	200,000	193,890
		3,000,347
Beverages — 2.0%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	240,401
Brown-Forman Corp., 4.75%, 4/15/33(2)	500,000	495,156
Constellation Brands, Inc., 4.90%, 5/1/33(2)	300,000	293,792
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	491,801
		1,521,150
Biotechnology — 0.9%
AbbVie, Inc., 4.875%, 3/15/30	100,000	101,654
AbbVie, Inc., 4.55%, 3/15/35	250,000	238,771
AbbVie, Inc., 5.20%, 3/15/35	150,000	150,722
Biogen, Inc., 2.25%, 5/1/30	78,000	69,209
Biogen, Inc., 5.05%, 1/15/31	150,000	150,790
		711,146
Broadline Retail — 0.1%
Amazon.com, Inc., 4.80%, 12/5/34	100,000	100,777

Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	143,193
Capital Markets — 3.2%
Blackrock, Inc., 2.10%, 2/25/32	75,000	63,942
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	104,743
Brookfield Finance, Inc., 2.72%, 4/15/31	300,000	266,716
Charles Schwab Corp., 1.95%, 12/1/31	120,000	100,825
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	144,762
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	99,789
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	89,045
Intercontinental Exchange, Inc., 5.25%, 6/15/31	300,000	309,288
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	98,267
Lazard Group LLC, 6.00%, 3/15/31	350,000	362,558
Nasdaq, Inc., 5.55%, 2/15/34	262,000	269,022
S&P Global, Inc., 2.90%, 3/1/32	600,000	538,200
		2,447,157
Chemicals — 1.2%
CF Industries, Inc., 5.15%, 3/15/34	138,000	133,966
Dow Chemical Co., 4.25%, 10/1/34	100,000	89,764
EIDP, Inc., 5.125%, 5/15/32	150,000	151,451
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	150,801
Mosaic Co., 5.375%, 11/15/28	275,000	279,821
Mosaic Co., 5.45%, 11/15/33	60,000	60,117
RPM International, Inc., 4.55%, 3/1/29	64,000	63,529
		929,449
Commercial Services and Supplies — 1.3%
Eaton Capital ULC, 4.45%, 5/9/30	200,000	199,339
Republic Services, Inc., 4.75%, 7/15/30	113,000	114,165
Republic Services, Inc., 5.00%, 4/1/34	300,000	300,443
Rollins, Inc., 5.25%, 2/24/35(1)	75,000	74,445
Waste Management, Inc., 4.875%, 2/15/34	300,000	299,301
		987,693
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	157,936
Consumer Finance — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	300,000	316,926
Consumer Staples Distribution & Retail — 1.0%
Sysco Corp., 5.375%, 9/21/35	325,000	324,976
Walmart, Inc., 5.25%, 9/1/35	400,000	416,252
		741,228
Diversified REITs — 2.6%
Brixmor Operating Partnership LP, 5.20%, 4/1/32	200,000	198,929
Essex Portfolio LP, 5.375%, 4/1/35	500,000	498,127
Federal Realty OP LP, 3.50%, 6/1/30	400,000	378,019
Host Hotels & Resorts LP, 3.50%, 9/15/30	400,000	364,552
Prologis LP, 2.25%, 4/15/30	115,000	103,302
Prologis LP, 4.75%, 1/15/31	150,000	150,524
Prologis LP, 5.125%, 1/15/34	150,000	150,198
Simon Property Group LP, 2.20%, 2/1/31	200,000	175,096
		2,018,747
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.75%, 6/1/31	120,000	107,433
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	234,504
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	143,811

Verizon Communications, Inc., 5.85%, 9/15/35	125,000	129,729
		615,477
Electric Utilities — 4.4%
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	365,299
Arizona Public Service Co., 5.70%, 8/15/34	250,000	253,467
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	122,878
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	133,393
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	207,983
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	59,355
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	104,819
Duke Energy Corp., 4.50%, 8/15/32	125,000	120,233
Duke Energy Corp., 5.45%, 6/15/34(2)	200,000	201,905
Exelon Corp., 5.125%, 3/15/31	150,000	152,012
Florida Power & Light Co., 5.30%, 6/15/34	100,000	101,625
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	202,645
PacifiCorp, 6.25%, 10/15/37	150,000	155,385
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	98,674
Puget Energy, Inc., 4.22%, 3/15/32	400,000	368,833
Southern California Edison Co., 5.25%, 3/15/30	100,000	100,578
Southern Co., 3.70%, 4/30/30	150,000	143,594
Union Electric Co., 2.95%, 3/15/30	68,000	63,572
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	245,123
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	194,540
		3,395,913
Electrical Equipment — 0.3%
Emerson Electric Co., 5.00%, 3/15/35	200,000	201,097
Electronic Equipment, Instruments and Components — 0.2%
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	169,723
Energy Equipment and Services — 1.2%
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)	600,000	580,301
Schlumberger Holdings Corp., 5.00%, 6/1/34(1)	350,000	339,522
		919,823
Entertainment — 0.5%
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	400,000	373,644
Financial Services — 1.6%
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	254,770
Global Payments, Inc., 4.45%, 6/1/28	100,000	99,124
Global Payments, Inc., 2.90%, 11/15/31	275,000	239,034
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	197,119
Visa, Inc., 4.15%, 12/14/35	500,000	470,884
		1,260,931
Food Products — 1.4%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	62,462
Archer-Daniels-Midland Co., 2.90%, 3/1/32	300,000	267,215
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	89,611
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	75,338
General Mills, Inc., 4.95%, 3/29/33	200,000	197,804
Kraft Heinz Foods Co., 5.20%, 3/15/32	150,000	150,508
Mars, Inc., 5.00%, 3/1/32(1)	250,000	250,955
		1,093,893
Ground Transportation — 2.2%
Canadian National Railway Co., 6.25%, 8/1/34	200,000	216,399
Canadian National Railway Co., 6.375%, 11/15/37	200,000	217,873
Canadian Pacific Railway Co., 4.80%, 3/30/30	175,000	176,349
CSX Corp., 6.15%, 5/1/37	75,000	79,503

JB Hunt Transport Services, Inc., 4.90%, 3/15/30	200,000	201,248
Ryder System, Inc., 6.60%, 12/1/33	250,000	270,202
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	144,840
Union Pacific Corp., 2.80%, 2/14/32	450,000	400,392
		1,706,806
Health Care Equipment and Supplies — 0.9%
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	488,774
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	242,340
		731,114
Health Care Providers and Services — 1.6%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	378,778
Cigna Group, 5.40%, 3/15/33	100,000	101,658
HCA, Inc., 3.625%, 3/15/32	200,000	181,560
HCA, Inc., 5.50%, 6/1/33	250,000	252,317
Humana, Inc., 2.15%, 2/3/32	200,000	163,924
Humana, Inc., 5.55%, 5/1/35	150,000	147,382
		1,225,619
Health Care REITs — 0.5%
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	361,093
Hotels, Restaurants and Leisure — 1.1%
Choice Hotels International, Inc., 3.70%, 1/15/31	200,000	182,777
Hyatt Hotels Corp., 5.75%, 3/30/32	150,000	151,480
Marriott International, Inc., 5.10%, 4/15/32	150,000	149,399
Marriott International, Inc., 4.625%, 6/15/30	75,000	74,431
McDonald's Corp., 4.60%, 5/15/30	250,000	250,952
		809,039
Industrial Conglomerates — 2.1%
3M Co., 4.80%, 3/15/30	200,000	201,561
Eaton Corp., 4.15%, 3/15/33	400,000	383,048
Honeywell International, Inc., 4.75%, 2/1/32	125,000	124,612
Honeywell International, Inc., 4.50%, 1/15/34	500,000	481,105
Pentair Finance SARL, 5.90%, 7/15/32	400,000	412,540
		1,602,866
Insurance — 1.4%
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	378,242
Equitable Financial Life Global Funding, 5.00%, 3/27/30(1)	150,000	151,038
Prudential Financial, Inc., 5.20%, 3/14/35	150,000	149,283
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	200,000	205,671
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	229,588
		1,113,822
Interactive Media and Services — 0.4%
Meta Platforms, Inc., 4.95%, 5/15/33	300,000	303,371
IT Services — 0.8%
VeriSign, Inc., 2.70%, 6/15/31	450,000	395,613
VeriSign, Inc., 5.25%, 6/1/32	250,000	252,051
		647,664
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	102,139
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(2)	500,000	506,378
		608,517
Machinery — 1.8%
Caterpillar, Inc., 5.20%, 5/15/35	150,000	150,595
Cummins, Inc., 4.70%, 2/15/31	150,000	149,535
Cummins, Inc., 5.15%, 2/20/34	250,000	252,070
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	257,417

John Deere Capital Corp., 3.90%, 6/7/32	625,000	594,643
		1,404,260
Media — 0.8%
Comcast Corp., 4.25%, 10/15/30	210,000	206,925
Comcast Corp., 4.95%, 5/15/32	150,000	150,882
Walt Disney Co., 6.40%, 12/15/35	225,000	249,913
		607,720
Metals and Mining — 0.8%
Barrick Mining Corp., 6.45%, 10/15/35	100,000	108,376
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	126,107
Kinross Gold Corp., 6.25%, 7/15/33	133,000	140,292
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	175,000	177,025
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	91,873
		643,673
Multi-Utilities — 1.6%
CenterPoint Energy, Inc., 5.40%, 6/1/29	233,000	239,603
Consumers Energy Co., 3.60%, 8/15/32	400,000	367,012
Consumers Energy Co., 4.625%, 5/15/33	200,000	194,795
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	103,273
DTE Energy Co., 5.85%, 6/1/34	200,000	206,222
San Diego Gas & Electric Co., 5.40%, 4/15/35	150,000	150,512
		1,261,417
Oil, Gas and Consumable Fuels — 3.8%
Boardwalk Pipelines LP, 3.60%, 9/1/32	425,000	377,379
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	255,721
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	109,451
Chevron USA, Inc., 4.69%, 4/15/30	100,000	101,265
Chevron USA, Inc., 6.00%, 3/1/41	248,000	257,691
ConocoPhillips Co., 6.60%, 10/1/37(1)	100,000	109,665
DCP Midstream Operating LP, 3.25%, 2/15/32	425,000	368,016
Diamondback Energy, Inc., 5.55%, 4/1/35	200,000	197,356
Energy Transfer LP, 5.25%, 4/15/29	200,000	203,112
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	294,548
Equinor ASA, 1.75%, 1/22/26	70,000	68,758
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	282,328
ONEOK, Inc., 6.00%, 6/15/35	60,000	61,545
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	67,026
Valero Energy Corp., 5.15%, 2/15/30	175,000	177,057
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,962
		2,948,880
Personal Care Products — 1.5%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	289,423
Kenvue, Inc., 4.90%, 3/22/33	600,000	602,203
Unilever Capital Corp., 4.625%, 8/12/34	250,000	245,602
		1,137,228
Pharmaceuticals — 2.2%
AstraZeneca PLC, 6.45%, 9/15/37	225,000	248,517
Bristol-Myers Squibb Co., 5.10%, 2/22/31	150,000	153,623
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	201,252
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	250,000	249,928
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	257,258
Merck & Co., Inc., 4.90%, 5/17/44	150,000	137,089
Novartis Capital Corp., 4.20%, 9/18/34	250,000	236,810
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	151,006
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	63,675
		1,699,158

Professional Services — 0.7%
Paychex, Inc., 5.35%, 4/15/32	150,000	152,290
Paychex, Inc., 5.60%, 4/15/35	150,000	152,591
Verisk Analytics, Inc., 5.25%, 3/15/35	250,000	247,742
		552,623
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.95%, 8/15/34	325,000	336,022
Residential REITs — 1.2%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	71,697
AvalonBay Communities, Inc., 5.35%, 6/1/34	200,000	203,118
Camden Property Trust, 3.15%, 7/1/29	85,000	80,593
UDR, Inc., 3.20%, 1/15/30	264,000	248,788
UDR, Inc., 3.00%, 8/15/31	100,000	89,758
UDR, Inc., 5.125%, 9/1/34	200,000	195,025
		888,979
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	169,244
Realty Income Corp., 5.125%, 4/15/35	75,000	74,173
		243,417
Semiconductors and Semiconductor Equipment — 1.9%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	152,480
Broadcom, Inc., 4.30%, 11/15/32	110,000	105,106
Broadcom, Inc., 3.47%, 4/15/34(1)	90,000	79,081
KLA Corp., 4.65%, 7/15/32	250,000	248,460
Micron Technology, Inc., 6.75%, 11/1/29	200,000	213,899
Micron Technology, Inc., 4.66%, 2/15/30	150,000	148,049
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	117,078
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	404,446
		1,468,599
Software — 0.4%
Autodesk, Inc., 2.85%, 1/15/30	150,000	139,140
Oracle Corp., 6.50%, 4/15/38	125,000	133,143
		272,283
Specialized REITs — 1.1%
American Tower Corp., 2.90%, 1/15/30	100,000	92,378
American Tower Corp., 4.90%, 3/15/30	150,000	150,934
American Tower Corp., 5.35%, 3/15/35(2)	200,000	200,938
Crown Castle, Inc., 5.60%, 6/1/29	150,000	154,177
Crown Castle, Inc., 3.30%, 7/1/30	150,000	138,761
VICI Properties LP, 5.625%, 4/1/35	75,000	74,175
		811,363
Specialty Retail — 0.2%
AutoZone, Inc., 4.00%, 4/15/30	150,000	145,597
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	155,288
NetApp, Inc., 5.50%, 3/17/32	250,000	253,387
		408,675
Water Utilities — 0.2%
American Water Capital Corp., 5.25%, 3/1/35	150,000	149,682
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 5.125%, 5/15/32	150,000	151,346
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	80,327
Vodafone Group PLC, 6.15%, 2/27/37	180,000	189,982
		421,655
TOTAL CORPORATE BONDS (Cost $47,578,242)		47,311,078

U.S. TREASURY SECURITIES — 23.7%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	263,232
U.S. Treasury Bonds, 1.375%, 11/15/40	700,000	436,980
U.S. Treasury Bonds, 1.75%, 8/15/41	1,400,000	909,891
U.S. Treasury Bonds, 2.00%, 11/15/41	800,000	539,469
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	534,580
U.S. Treasury Bonds, 2.75%, 11/15/42	940,000	701,622
U.S. Treasury Bonds, 3.125%, 2/15/43	550,000	433,705
U.S. Treasury Bonds, 3.625%, 2/15/44	740,000	621,224
U.S. Treasury Notes, 2.875%, 6/15/25	875,000	874,461
U.S. Treasury Notes, 4.625%, 6/30/25	375,000	375,059
U.S. Treasury Notes, 0.25%, 7/31/25	600,000	596,063
U.S. Treasury Notes, 2.875%, 7/31/25	450,000	448,920
U.S. Treasury Notes, 3.125%, 8/15/25	500,000	498,727
U.S. Treasury Notes, 0.25%, 8/31/25	400,000	396,090
U.S. Treasury Notes, 2.75%, 8/31/25	1,200,000	1,195,535
U.S. Treasury Notes, 5.00%, 8/31/25	300,000	300,417
U.S. Treasury Notes, 3.50%, 9/15/25	1,000,000	997,551
U.S. Treasury Notes, 0.25%, 9/30/25	550,000	542,778
U.S. Treasury Notes, 5.00%, 9/30/25	300,000	300,605
U.S. Treasury Notes, 0.25%, 10/31/25	100,000	98,350
U.S. Treasury Notes, 0.375%, 1/31/26	355,000	346,012
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	130,961
U.S. Treasury Notes, 4.625%, 10/15/26	250,000	251,963
U.S. Treasury Notes, 1.25%, 6/30/28	500,000	462,373
U.S. Treasury Notes, 1.125%, 8/31/28	250,000	229,194
U.S. Treasury Notes, 1.75%, 1/31/29	250,000	231,816
U.S. Treasury Notes, 1.625%, 8/15/29	300,000	273,978
U.S. Treasury Notes, 3.75%, 6/30/30	475,000	469,953
U.S. Treasury Notes, 4.875%, 10/31/30	550,000	572,698
U.S. Treasury Notes, 3.75%, 12/31/30(3)	1,620,000	1,596,871
U.S. Treasury Notes, 4.25%, 2/28/31	1,150,000	1,161,680
U.S. Treasury Notes, 1.375%, 11/15/31	750,000	633,501
U.S. Treasury Notes, 1.875%, 2/15/32	600,000	520,477
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	340,539
TOTAL U.S. TREASURY SECURITIES (Cost $18,424,365)		18,287,275
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.0%
GNMA, 3.50%, TBA	300,000	266,936
GNMA, 4.50%, TBA	700,000	660,528
GNMA, 5.00%, TBA	1,400,000	1,358,431
GNMA, 5.50%, TBA	1,750,000	1,737,900
GNMA, 5.50%, TBA	750,000	743,994
GNMA, 6.00%, TBA	550,000	553,739
GNMA, 6.00%, TBA	450,000	454,431
GNMA, 6.00%, TBA	300,000	302,462
UMBS, 2.00%, TBA	250,000	225,828
UMBS, 2.00%, TBA	150,000	135,438
UMBS, 3.00%, TBA	500,000	425,527
UMBS, 3.00%, TBA	250,000	212,754
UMBS, 3.50%, TBA	400,000	382,027
UMBS, 3.50%, TBA	200,000	198,781
UMBS, 4.00%, TBA	1,500,000	1,374,045
UMBS, 4.00%, TBA	800,000	733,043

UMBS, 4.00%, TBA	200,000	193,623
UMBS, 4.50%, TBA	1,250,000	1,178,474
UMBS, 4.50%, TBA	1,100,000	1,037,615
UMBS, 4.50%, TBA	600,000	591,099
UMBS, 5.00%, TBA	1,100,000	1,064,040
UMBS, 5.00%, TBA	650,000	629,259
UMBS, 5.50%, TBA	200,000	198,014
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,667,266)		14,657,988
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FHLMC, 0.65%, 10/27/25	200,000	196,974
FHLMC, 6.25%, 7/15/32	100,000	112,319
FNMA, 0.375%, 8/25/25	25,000	24,770
FNMA, 6.625%, 11/15/30	300,000	337,329
FNMA, 5.625%, 7/15/37	100,000	108,099
Tennessee Valley Authority, 3.875%, 3/15/28	100,000	99,989
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $875,523)		879,480
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Canada — 0.3%
Export Development Canada, 3.875%, 2/14/28	100,000	99,912
Export Development Canada, 4.125%, 2/13/29	100,000	100,472
		200,384
Sweden — 0.2%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	193,806
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $394,969)		394,190
SHORT-TERM INVESTMENTS — 12.9%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	677,528	677,528
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,250,340	1,250,340
		1,927,868
Treasury Bills(5) — 10.4%
U.S. Treasury Bills, 4.35%, 6/12/25	1,850,000	1,849,747
U.S. Treasury Bills, 4.34%, 6/24/25	1,000,000	997,415
U.S. Treasury Bills, 4.32%, 7/1/25	1,000,000	996,603
U.S. Treasury Bills, 4.35%, 7/17/25	1,000,000	994,728
U.S. Treasury Bills, 4.33%, 7/29/25	500,000	496,653
U.S. Treasury Bills, 4.40%, 8/7/25	500,000	496,127
U.S. Treasury Bills, 4.41%, 8/14/25	750,000	743,569
U.S. Treasury Bills, 4.33%, 8/19/25	1,000,000	990,842
U.S. Treasury Bills, 4.37%, 8/21/25	500,000	495,304
		8,060,988
TOTAL SHORT-TERM INVESTMENTS (Cost $9,987,872)		9,988,856
TOTAL INVESTMENT SECURITIES — 118.5% (Cost $91,928,237)		91,518,867
OTHER ASSETS AND LIABILITIES — (18.5)%		(14,313,415)
TOTAL NET ASSETS — 100.0%		$77,205,452

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	1	September 2025	$112,781	$(33)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 44	Sell	1.00%	6/20/30	$1,600,000	$30,864	$4,521	$35,385
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,785,471, which represented 2.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,208,955. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $322,574.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,250,340.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$47,311,078	—
U.S. Treasury Securities	—	18,287,275	—
U.S. Government Agency Mortgage-Backed Securities	—	14,657,988	—
U.S. Government Agency Securities	—	879,480	—
Sovereign Governments and Agencies	—	394,190	—
Short-Term Investments	$1,927,868	8,060,988	—
	$1,927,868	$89,590,999	—
Other Financial Instruments
Swap Agreements	—	$35,385	—

Liabilities
Other Financial Instruments
Futures Contracts	$33	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.